Probabilities Fund
FUND SUMMARY
INVESTMENT OBJECTIVES:
The Probabilities Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Probabilities Fund	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Probabilities Fund		Class C	Class I	Class R
Management Fees		1.35%	1.35%	1.35%
Distribution and/or Service (12b-1) Fees		1.00%	none	0.25%
Other Expenses	[1]	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	[1][2]	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		3.05%	2.05%	2.30%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Probabilities Fund (USD $)	1 Year	3 Years
Class C	308	942
Class I	208	643
Class R	233	718

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund utilizes a ‘‘fund of funds’’ structure to invest primarily in exchange-traded funds (“ETFs’’), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) are referred to as “Index ETFs” .  The Fund may also invest in ETFs that employ leverage in an effort to deliver, on a daily basis, up to twice the performance of the S&P 500 (“Leveraged Index ETFs”) or ETFs which seek returns which are the inverse of a U.S. equity index, (“Inverse Index ETFs”). In addition, the Fund may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Fund’s co-adviser uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Fund’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments.  The Fund typically invests in either ETFs or Cash Instruments depending on the co-adviser’s assessment of the market.  When the co-adviser believes that conditions are favorable for investment in equities, the Fund will invest in ETFs.  During periods that the co-adviser believes will offer the highest probability of capital appreciation, the Fund will invest primarily in Leveraged ETFs; otherwise, the Fund will invest primarily in Index ETFs.  When the co-adviser believes that market conditions are unfavorable for equities, the Fund will invest in Inverse Index ETFs or Cash Instruments.

The Fund’s investment program will emphasize active management of the Fund’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Fund taking frequent trading positions. Consequently, the Fund’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

· ETFs Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

o Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Fund. The Fund invests in Leveraged ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

o Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

· Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

· Management Risk. The co- adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

· Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

· Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

PERFORMANCE:

As a newly registered mutual fund, the Probabilities Fund does not have prior performance as a mutual fund. The prior performance shown below is for the Fund's predecessor limited partnership (Probabilities Fund, LP).  The prior performance is net of management fees and other expenses (including any performance fees). The predecessor limited partnership has been managed in the same style and by the same portfolio manager since the predecessor limited partnership's inception on January 1, 2008. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited partnership's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited partnership. From its inception on January 1, 2008 through the date of this prospectus, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited partnership varied from year to year. The predecessor limited partnership's past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return For Calendar Years Ended December 31

The following table shows the average annual returns for the Fund's predecessor limited partnership over various periods ended December 31, 2012. The Fund's predecessor limited partnership did not have a distribution policy. It was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor limited partnership. The index information is intended to permit you to compare the predecessor limited partnership's performance to a broad measure of market performance.

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns		Label	1 Year	3 Years	5 Years	Since Inception		Inception Date
Probabilities Fund		Return Before Taxes	28.07%	19.22%	15.23%	15.23%	[1]	Jan. 01, 2008
Probabilities Fund Standard & Poor’s 500 Index	[2]		16.00%	10.87%	1.66%	1.66%
[1]	The inception date for the Probabilities Fund, LP is January 1, 2008.
[2]	The Standard & Poor's 500 Index is an unmanaged index consisting of 500 stocks chosen for their market size, liquidity and industry group representation, and is considered to be representative of the U.S. equity market. Unlike a mutual fund, it also does not reflect any trading costs or management fees.